TRADE ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable

(in thousands of $)	2025	2024
Trade accounts receivable
Trade receivables from charterers	11,571	36,821
Total trade accounts receivable	11,571	36,821

Other current assets
Amounts due from vessel and rig managers	14,501	25,374
Reimbursable amounts due from charterers	1,679	15,899
Collateral deposits on swap agreements	—	4,990
Taxes receivable	4,540	4,817
EU ETS allowances held or receivable	23,023	9,259
Other	9,500	5,671
Total other current assets	53,243	66,010